DARPA Grant Revenue	12 Months Ended
Dec. 31, 2021
DARPA Grant Revenue Disclosure [Abstract]
DARPA Grant Revenue
13. DARPA Grant Revenue
In April 2021, the Company entered into a Research Subaward Agreement with UCSF, whereby up to $5.0 million in allowable costs are reimbursable for clinical and manufacturing activities related to zotatifin for the treatment of
COVID-19
under the DARPA grant. Under the terms of Research Subaward Agreement, the Company is obligated to provide financial and technical reports to UCSF on a periodic basis. The subaward can be terminated by either party upon written notice and also in the event that DARPA suspends or terminates its award to UCSF. The Company recognized $1.4 million of revenue under the DARPA grant in the year ended December 31, 2021 and zero in the year ended December 31, 2020. As of December 31, 2021 and December 31, 2020, the Company has a receivable of $0.1 million and zero recorded as a receivable within prepaid expenses and other current assets on the consolidated balance sheets, respectively. The initial award period for the DARPA grant ended in December 2021 and we have submitted a request to DARPA to extend such award period, with the same maximum $5.0 million reimbursement amount, to December 2022.